Right of Use Assets and Operating Lease Liability	6 Months Ended
Jun. 30, 2023
Right of Use Assets and Operating Lease Liability [Abstract]
Right of use assets and operating lease liability

Note 5. Right of use assets and operating lease liability

Operating lease

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have varying terms, escalation clauses and renewal rights. On February 28, 2023, the Company entered into a new lease agreement for a lease term of five years for a four-story office and warehouse facility in Singapore. The Company is committed to pay a total rental fee of approximately $3.9 million for the full lease term.

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	June 30,	December 31,
	2023	2022
Leasehold buildings	$3,002,532	$483,401
Accumulated amortization	(653,831)	(440,689)
ROU assets, net of accumulated amortization	$2,348,701	$42,712

	June 30,	June 30,
	2023	2022
Lease costs:
Operating lease costs	$221,369	$136,966
Short-term lease costs	235,458	155,515
Total lease costs	$456,827	$292,481
Supplemental cash flow information:
Operating cash flows from operating leases	$1,966,360	$139,437
Right-of-use obtained in exchange for new operating lease liabilities	(2,073,499)	(66,442)
Weighted-average remaining lease term (years):
Operating leases	4.75	0.7

As of June 30, 2023 and December 31, 2022, the weighted-average discount rate for operating leases was 5.0% and 5.0%, respectively.

Operating leases
Periods Ended June 30,
2024	$649,205
2025	620,342
2026	565,204
2027	565,204
Thereafter	376,803
Total operating lease payment	2,776,758
Less: Imputed interest	(295,604)
Present value of operating lease liabilities	2,481,154

Operating lease liabilities – current	$537,463
Operating lease liabilities – non-current	$1,943,691